Investments in affiliated companies and joint ventures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010
Investments in affiliated companies and joint ventures
Investments	$ 7,837	$ 8,552	$ 4,911	$ 7,837	$ 4,911	$ 4,497
Goodwill	3,005			3,005		3,317
Equity in earnings (losses) of investee adjustments	282	406	305	968	684
Dividends received	240	343	283	833	532
Bulk Material
Investments in affiliated companies and joint ventures
Investments	1,290	1,478	1,705	1,290	1,705
Equity in earnings (losses) of investee adjustments	248	339	302	845	610
Bulk Material | Companhia Nipo-Brasileira de Pelotizacao - NIBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.11%			51.11%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	333			333
Net income (loss) of the period				76
Investments	168			168		171
Equity in earnings (losses) of investee adjustments	16	15	30	39	36
Dividends received		22	3	22	3
Bulk Material | Companhia Hispano-Brasileira de Pelotizacao - HISPANOBRAS | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.89%			50.89%
Net equity	179			179
Net income (loss) of the period				(13)
Investments	91			91		128
Equity in earnings (losses) of investee adjustments	(14)	5	1	(6)	5
Dividends received		20		20	25
Bulk Material | Companhia Coreano-Brasileira de Pelotizacao - KOBRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	134			134
Net income (loss) of the period				46
Investments	69			69		87
Equity in earnings (losses) of investee adjustments	5	8	25	23	34
Dividends received	15	17	11	32	11
Bulk Material | Companhia italo-Brasileira de Pelotizacao - ITABRASCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	50.90%			50.90%
Net equity	152			152
Net income (loss) of the period				79
Investments	78			78		86
Equity in earnings (losses) of investee adjustments	16	15		41	4
Bulk Material | Minas da Serra Geral SA - MSG | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	56			56
Net income (loss) of the period				5
Investments	28			28		36
Equity in earnings (losses) of investee adjustments	1	(5)	1	(3)	1
Bulk Material | SAMARCO Mineracao SA - SAMARCO | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	821			821
Net income (loss) of the period				1,384
Investments	468			468		561
Goodwill	58			58		64
Equity in earnings (losses) of investee adjustments	207	278	245	692	534
Dividends received	225	225	225	700	375
Bulk Material | Baovale Mineracao SA - BAOVALE | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	67			67
Net income (loss) of the period				13
Investments	33			33		31
Equity in earnings (losses) of investee adjustments	2	2		6	2
Bulk Material | Zhuhai YPM Pellet e Co,Ltd - ZHUHAI | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	90			90
Investments	22			22		25
Equity in earnings (losses) of investee adjustments	(1)	1	1	(1)	5
Bulk Material | Tecnored Desenvolvimento Tecnologico SA | Iron ore and pellets
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	43.04%			43.04%
Participation in capital, total (as a percent)	43.04%			43.04%
Net equity	100			100
Net income (loss) of the period				(7)
Investments	43			43		40
Equity in earnings (losses) of investee adjustments	(2)			(3)	(11)
Bulk Material | Henan Longyu Resources Co Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	1,316			1,316
Net income (loss) of the period				269
Investments	329			329		250
Equity in earnings (losses) of investee adjustments	26	18	(27)	68	12
Dividends received			44		83
Bulk Material | Shandong Yankuang International Company Ltd | Coal
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(155)			(155)
Net income (loss) of the period				(47)
Investments	(39)			(39)		(27)
Equity in earnings (losses) of investee adjustments	(2)	(4)	(5)	(11)	(12)
Bulk Material | Iron ore and pellets
Investments in affiliated companies and joint ventures
Investments	1,000			1,000		1,165
Equity in earnings (losses) of investee adjustments	230	319	303	788	610
Dividends received	240	284	239	774	414
Bulk Material | Coal
Investments in affiliated companies and joint ventures
Investments	290	262	203	290	203	223
Equity in earnings (losses) of investee adjustments	24	14	(32)	57
Dividends received			44		83
Base Metals
Investments in affiliated companies and joint ventures
Investments	3,861	3,832	251	3,861	251
Equity in earnings (losses) of investee adjustments	118	(2)	(26)	113	(19)
Base Metals | Mineracao Rio do Norte SA - MRN | Bauxite
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	40.00%			40.00%
Participation in capital, total (as a percent)	40.00%			40.00%
Net equity	341			341
Net income (loss) of the period				4
Investments	136			136		152
Equity in earnings (losses) of investee adjustments	(1)	1	5	2	7
Base Metals | Teal Minerals Incorporated | Copper
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	264			264
Net income (loss) of the period				(18)
Investments	132			132		90
Equity in earnings (losses) of investee adjustments	(2)	(2)		(9)	(13)
Base Metals | Heron Resources Inc | Nickel
Investments in affiliated companies and joint ventures
Investments	6			6		7
Base Metals | Korea Nickel Corp | Nickel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	25.00%			25.00%
Participation in capital, total (as a percent)	25.00%			25.00%
Net equity	(16)			(16)
Investments	(4)			(4)		11
Base Metals | Hydro | Aluminium
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	22.00%			22.00%
Participation in capital, total (as a percent)	22.00%			22.00%
Net equity	16,320			16,320
Net income (loss) of the period				547
Investments	3,590			3,590
Equity in earnings (losses) of investee adjustments	70	50		120
Dividends received		52		52	35
Base Metals | LOG-IN Logistica Intermodal SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	31.33%			31.33%
Participation in capital, total (as a percent)	31.33%			31.33%
Net equity	353			353
Net income (loss) of the period				(8)
Investments	119			119		135
Equity in earnings (losses) of investee adjustments		(2)		(2)
Base Metals | MRS Logistica SA | Logistic
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	37.86%			37.86%
Participation in capital, total (as a percent)	41.50%			41.50%
Net equity	1,211			1,211
Net income (loss) of the period				249
Investments	502			502		511
Equity in earnings (losses) of investee adjustments	32	35	26	103	62
Dividends received		7		7
Base Metals | California Steel Industries Inc - CSI | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	50.00%			50.00%
Participation in capital, total (as a percent)	50.00%			50.00%
Net equity	338			338
Net income (loss) of the period				28
Investments	169			169		155
Equity in earnings (losses) of investee adjustments	2	7	(2)	15	13
Base Metals | THYSSENKRUPP CSA Companhia Siderurgica | Steel
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	26.87%			26.87%
Participation in capital, total (as a percent)	26.87%			26.87%
Net equity	5,518			5,518
Net income (loss) of the period				(337)
Investments	1,483			1,483		1,840
Equity in earnings (losses) of investee adjustments	(72)	(10)	(10)	(90)	(10)
Base Metals | Vale Solucoes em Energia | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Participation in capital, voting (as a percent)	51.00%			51.00%
Participation in capital, total (as a percent)	51.00%			51.00%
Net equity	230			230
Net income (loss) of the period				(29)
Investments	121			121		115
Equity in earnings (losses) of investee adjustments	(1)	(6)		(16)
Base Metals | Others, available for sale | Nickel
Investments in affiliated companies and joint ventures
Investments	1			1		5
Base Metals | Others. | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	292			292		88
Equity in earnings (losses) of investee adjustments			15		15
Base Metals | Bauxite
Investments in affiliated companies and joint ventures
Investments	136			136		152
Equity in earnings (losses) of investee adjustments	(1)	1	5	2	7
Base Metals | Copper
Investments in affiliated companies and joint ventures
Investments	132			132		90
Equity in earnings (losses) of investee adjustments	(2)	(2)		(9)	(13)
Base Metals | Nickel
Investments in affiliated companies and joint ventures
Investments	3			3		23
Base Metals | Aluminium
Investments in affiliated companies and joint ventures
Investments	3,590			3,590
Equity in earnings (losses) of investee adjustments	70	50		120
Dividends received		52		52	35
Base Metals | Logistic
Investments in affiliated companies and joint ventures
Investments	621			621		646
Equity in earnings (losses) of investee adjustments	32	33	26	101	62
Dividends received		7		7
Base Metals | Steel
Investments in affiliated companies and joint ventures
Investments	1,652			1,652		1,995
Equity in earnings (losses) of investee adjustments	(70)	(3)	(12)	(75)	3
Base Metals | Other affiliates and joint ventures
Investments in affiliated companies and joint ventures
Investments	413			413		203
Equity in earnings (losses) of investee adjustments	$ (1)	$ (6)	$ 15	$ (16)	$ 15